Statements Of Changes In Trust Capital (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Trust capital, Beginning	$ 473,660,034		$ 753,187,394		$ 892,925,611
Subscriptions	9,573,279		31,108,365		69,799,650
Redemptions	(155,092,030)		(246,829,552)		(119,639,348)
Net loss after profit share to Managing Owner	(39,903,554)		(63,806,173)		(89,899,904)
Managing Owner's profit share					1,385
Trust capital, Ending	288,237,729		473,660,034		753,187,394
Series 1 Unitholders [Member]
Trust capital, Beginning	428,867,469		709,737,394		867,646,692
Trust capital units, Beginning	404,080.828		603,996.596		660,222.516
Subscriptions	3,924,900		19,701,253		46,027,878
Subscriptions, units	3,821.577		17,742.243		36,354.165
Redemptions	(138,233,578)		(238,894,078)		(116,664,030)
Redemptions, units	(139,022.344)		(218,969.787)		(94,309.154)
Addt'l units allocated, units	786.841	[1]	1,311.776	[1]	1,729.069	[1]
Net loss after profit share to Managing Owner	(37,501,390)		(61,677,100)		(87,273,146)
Trust capital, Ending	257,057,401		428,867,469		709,737,394
Trust capital units, Ending	269,666.902		404,080.828		603,996.596
Series 2 Unitholders [Member]
Trust capital, Beginning	289,447		240,698		101,957
Trust capital units, Beginning	242.952		190.737		75.492
Subscriptions			75,000		184,000
Subscriptions, units			63.612		136.584
Redemptions	(120,908)		(13,898)		(28,299)
Redemptions, units	(103.156)		(11.397)		(21.339)
Net loss after profit share to Managing Owner	(12,523)		(12,353)		(16,960)
Trust capital, Ending	156,016		289,447		240,698
Trust capital units, Ending	139.796		242.952		190.737
Series 3 Unitholders [Member]
Trust capital, Beginning	33,520,653		32,771,232		14,178,784
Trust capital units, Beginning	27,951.367		25,863.120		10,481.102
Subscriptions	4,897,900		10,382,897		22,838,898
Subscriptions, units	4,260.521		8,662.304		17,047.103
Redemptions	(14,626,307)		(7,895,502)		(2,145,759)
Redemptions, units	(12,778.899)		(6,574.057)		(1,665.085)
Net loss after profit share to Managing Owner	(1,906,540)		(1,737,974)		(2,100,691)
Trust capital, Ending	21,885,706		33,520,653		32,771,232
Trust capital units, Ending	19,432.989		27,951.367		25,863.120
Series 4 Unitholders [Member]
Trust capital, Beginning	1,669,445		793,127		75,449
Trust capital units, Beginning	1,322.742		606.787		55.233
Subscriptions	750,479		949,215		748,874
Subscriptions, units	593.229		737.186		551.554
Redemptions	(11,237)		(26,074)
Redemptions, units	(9.347)		(21.231)
Net loss after profit share to Managing Owner	(103,177)		(46,823)		(31,196)
Trust capital, Ending	2,305,510		1,669,445		793,127
Trust capital units, Ending	1,906.624		1,322.742		606.787
New Profit Memo Account [Member]
Addt'l units allocated, units					0.050	[1]
Net loss after profit share to Managing Owner					(126)
Managing Owner's profit share					1,385
Managing Owner's profit share, units					1.021
Transfer of New Profit Memo Account to Managing Owner					(1,259)
Transfer of New Profit Memo Account to Managing Owner, Units					(1.071)
Managing Owner [Member]
Trust capital, Beginning	9,313,020		9,644,943		10,922,729
Trust capital units, Beginning	8,774.775		8,207.970		8,311.477
Redemptions	(2,100,000)				(801,260)
Redemptions, units	(2,166.848)				(679.866)
Addt'l units allocated, units	560.355	[1]	566.805	[1]	575.288	[1]
Net loss after profit share to Managing Owner	(379,924)		(331,923)		(477,785)
Transfer of New Profit Memo Account to Managing Owner					1,259
Transfer of New Profit Memo Account to Managing Owner, Units					1.071
Trust capital, Ending	$ 6,833,096		$ 9,313,020		$ 9,644,943
Trust capital units, Ending	7,168.282		8,774.775		8,207.970

[1]	Additional units are issued to Series 1 Unitholders who are charged less than a 7.0% brokerage fee and the Managing Owner.